ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Beginning balance	$ (1,745)		$ (1,318)		$ (1,318)		$ (2,664)
Other comprehensive income (loss) before reclassifications	208		(225)		(476)		1,299
Amounts reclassified from AOCI	15		43		49		47
Ending balance	(1,522)		(1,500)		(1,745)		(1,318)
Interest on long term borrowings	(147)		(229)		(726)		(986)
Salaries and employee benefits	(2,197)		(1,910)		(8,081)		(7,496)
Net gains on sales and redemptions of investment securities	2		39		365		375
Provision for income taxes	(176)		(187)		(847)		(929)
Net income attributable to noncontrolling interest and Pathfinder Bancorp, Inc.	519		505		2,405		2,648
Retirement Plans
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Beginning balance	(982)		(2,765)		(2,765)		(3,617)
Other comprehensive income (loss) before reclassifications					1,554		615
Amounts reclassified from AOCI	7		57		229		237
Ending balance	(975)		(2,708)		(982)		(2,765)
Unrealized Gains and Losses on Financial Derivative
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Beginning balance	(81)		(117)		(117)		(120)
Other comprehensive income (loss) before reclassifications	(2)				(3)		(32)
Amounts reclassified from AOCI	9		9		38		35
Ending balance	(74)		(108)		(81)		(117)
Unrealized Gains and Losses on Available-for-Sale Securities
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Beginning balance	99		1,564		1,564		1,073
Other comprehensive income (loss) before reclassifications	192		(225)		(1,246)		716
Amounts reclassified from AOCI	(1)		(23)		(219)		(225)
Ending balance	290		1,316		99		1,564
Securities reclassified from AFS to HTM
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Beginning balance	(781)
Other comprehensive income (loss) before reclassifications	18				(781)
Amounts reclassified from AOCI
Ending balance	(763)				(781)
Reclassification out of Accumulated Other Comprehensive Income | Retirement Plans
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Salaries and employee benefits	(11)	[1],[2]	(95)	[1],[2]	(381)	[1],[2]	(395)	[1],[2]
Provision for income taxes	4	[1],[2]	38	[1],[2]	152	[1]	158	[1]
Net income attributable to noncontrolling interest and Pathfinder Bancorp, Inc.	(7)		(57)		(229)		(237)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains and Losses on Financial Derivative
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Interest on long term borrowings	(15)	[1]	(15)	[1]	(62)	[1]	(58)	[1]
Provision for income taxes	6	[1]	6	[1]	23	[1]	23	[1]
Net income attributable to noncontrolling interest and Pathfinder Bancorp, Inc.	(9)		(9)		(39)		(35)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains and Losses on Available-for-Sale Securities
Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net gains on sales and redemptions of investment securities	2	[1]	39	[1]	(365)	[1]	(375)	[1]
Provision for income taxes	(1)	[1]	(16)	[1]	146	[1]	150	[1]
Net income attributable to noncontrolling interest and Pathfinder Bancorp, Inc.	$ 1		$ 23		$ (219)		$ (225)

[1]	Amounts in parentheses indicates debits in net income.
[2]	These items are included in net periodic pension cost.